FINANCIAL INSTRUMENTS - Long-term debt (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Carrying Amount
Liabilities:
Short- term bank borrowing	¥ 1,500,000	¥ 1,000,000
Long-term debt:
Bank borrowings	4,737,602	5,439,773
Convertible bonds	1,209,122	1,185,502
Fair Value
Liabilities:
Short- term bank borrowing	1,500,000	1,000,000
Long-term debt:
Bank borrowings	4,740,891	5,443,352
Convertible bonds	¥ 1,348,412	¥ 1,231,903